Taxes (Details)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Taxes
China Statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	0.00%	(10.20%)
Research and development ("R&D") tax credit	(2.00%)	(3.50%)
Effect of non-taxable government subsidy income	1.60%	(4.80%)
Non-PRC entities not subject to PRC tax	(10.50%)	9.80%
Change in valuation allowance	0.00%	(2.40%)
Others	(18.00%)	2.20%
Effective tax rate	0.00%	16.10%